Share-based Compensation - Non-vested Restricted Shares - Additional Information (Details)						12 Months Ended
	Sep. 20, 2017 shares	Aug. 25, 2016 Installment shares	Jul. 15, 2016 Installment shares	Aug. 10, 2015 Installment shares	Apr. 03, 2014 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($) shares	May 31, 2017 shares	Mar. 31, 2017 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested restricted shares						693,333	2,309,490
Non-Vested Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share issued to secure services					3,500,000
Compensation expenses, deemed service period					5 years
Shares granted		75,000	58,333	166,667
Restricted period of sale or transfer of shares				3 years
Share repurchase right termination period		3 years	3 years	3 years
Number of installments for repurchase right termination | Installment		36	36	36
Description of repurchase right termination						The Repurchase Right terminates over the three years commencing August 10, 2015, July 15, 2016 and August 25, 2016 in 36 equal monthly instalments thereafter, or immediately prior to the consummation of an IPO of the Company.
Unrecognized share-based compensation | $					$ 840,000	$ 1,517,160			$ 2,421,288
Compensation expense | $						$ 5,179,173	$ 1,400,545	$ 2,281,695
Non-Vested Restricted Shares | CEO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested restricted shares										2,100,000	2,100,000
Non-Vested Restricted Shares | Independent Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted	50,000
Non-Vested Restricted Shares | Individual Advisors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested restricted shares									134,516
Non-Vested Restricted Shares | Each yearly anniversary from the date of the agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage	33.33%				20.00%